UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	8/31/2024

Item 1.	Reports to Stockholders.

(a)

DWS CROCI International Fund

Class A: SUIAX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS CROCI International Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.22%

Gross expense ratio as of the latest prospectus: 1.21%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 15.16% (unadjusted for sales charges) for the period ended August 31, 2024. The Fund's broad-based index, the MSCI EAFE Index, returned 19.40% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 20.38%.

Stock selection was the primary reason for the Fund’s underperformance. The weakest results occurred in the information technology sector, primarily due to poor performance for the Netherlands-based semiconductor producer STMicroelectronics NV.* The stock lagged its industry peers for much of the period due to weakness in its auto and industrial end markets, and it further declined in August 2024 after missing earnings expectations and reducing its forward guidance. Infineon Technologies AG (3.0%), which was hurt by a slow inventory recovery cycle, weakening electric vehicle sales, and declining market share, was also a notable laggard in technology.

The industrials sector was another area of weakness. The German chemicals producer Brenntag SE (1.4%) was the largest detractor. Profits came in below expectations due to the combination of weaker demand and intensifying pricing headwinds, and management reduced guidance to the low end of the previous range. The Dutch human resources consulting firm Randstad NV,* which was hurt by a slowdown in hiring trends, was a further detractor in industrials. The Fund’s stock picks in healthcare underperformed, as well. Japan-based Ono Pharmaceutical Co., Ltd. (3.4%), which announced the acquisition of a company without meaningful current revenues, was the largest detractor. Shionogi & Co., Ltd. (4.6%) also lost ground after the trial results of its anti-obesity drug did not meet expectations. In addition, its pill-based COVID-19 treatment did not clear a late stage trial.

On the other hand, the Fund outperformed in the materials sector. Shares of the Swiss building materials producer Holcim AG (3.2%) rose on the strength of robust cash flows, growth related to the global decarbonization trend, and a cyclical recovery in its U.S. roofing business. Nitto Denko Corp. (0.7%), a Japanese maker of adhesives and building products, was also a top contributor in materials. The stock was boosted by improving earnings growth visibility and the company’s proactive stance on shareholder returns. Shin Etsu Chemical, Ltd.,* whose products are used in the fabrication of semiconductors, was another contributor of note. Stock selection in the consumer discretionary sector also added value, led by positions in Sekisui House Ltd. (2.8%) and Pandora A/S (0.3%).

* Not held at August 31, 2024

Percentages in parentheses are based on the Fund's net assets as of August 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

(Adjusted for Maximum Sales Charge)

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a broad-based index that represents the fund’s overall equity market.

MSCI EAFE® Value Index captures large and mid-capitalization securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The MSCI EAFE® Value Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class A
MSCI EAFE Index
MSCI EAFE® Value Index
$20,000
$15,000
$10,000
$5,000
$0
$16,596
$14,771
$13,522
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class A	MSCI EAFE Index	MSCI EAFE® Value Index
'14	$9,425	$10,000	$10,000
'14	$9,336	$9,616	$9,588
'14	$9,233	$9,476	$9,394
'14	$9,309	$9,605	$9,447
'14	$9,127	$9,272	$9,122
'15	$9,285	$9,317	$9,097
'15	$9,921	$9,874	$9,666
'15	$9,915	$9,724	$9,477
'15	$10,049	$10,122	$9,896
'15	$10,273	$10,070	$9,800
'15	$9,725	$9,784	$9,497
'15	$9,711	$9,988	$9,662
'15	$8,983	$9,253	$8,936
'15	$8,372	$8,783	$8,379
'15	$8,802	$9,470	$8,996
'15	$8,838	$9,322	$8,773
'15	$8,649	$9,197	$8,604
'16	$8,344	$8,532	$7,904
'16	$8,118	$8,375	$7,751
'16	$8,296	$8,920	$8,262
'16	$8,240	$9,179	$8,588
'16	$8,418	$9,095	$8,451
'16	$7,945	$8,790	$8,032
'16	$8,292	$9,235	$8,454
'16	$8,395	$9,242	$8,591
'16	$8,397	$9,355	$8,674
'16	$8,337	$9,164	$8,694
'16	$8,403	$8,982	$8,640
'16	$8,725	$9,289	$9,036
'17	$8,787	$9,558	$9,258
'17	$9,139	$9,695	$9,322
'17	$9,417	$9,962	$9,583
'17	$9,736	$10,215	$9,784
'17	$10,059	$10,590	$10,010
'17	$9,990	$10,571	$10,040
'17	$10,029	$10,876	$10,376
'17	$10,072	$10,872	$10,311
'17	$10,364	$11,143	$10,630
'17	$10,570	$11,312	$10,712
'17	$10,563	$11,431	$10,808
'17	$10,621	$11,614	$10,974
'18	$11,028	$12,197	$11,566
'18	$10,512	$11,646	$11,016
'18	$10,582	$11,436	$10,751
'18	$10,612	$11,697	$11,082
'18	$10,416	$11,434	$10,602
'18	$10,221	$11,295	$10,467
'18	$10,470	$11,573	$10,768
'18	$10,267	$11,349	$10,376
'18	$10,210	$11,448	$10,591
'18	$9,495	$10,537	$9,888
'18	$9,375	$10,523	$9,833
'18	$9,066	$10,012	$9,352
'19	$9,670	$10,670	$9,978
'19	$9,905	$10,942	$10,144
'19	$9,765	$11,011	$10,092
'19	$10,082	$11,321	$10,327
'19	$9,303	$10,777	$9,729
'19	$9,808	$11,417	$10,248
'19	$9,679	$11,272	$10,017
'19	$9,369	$10,980	$9,606
'19	$9,883	$11,294	$10,069
'19	$10,351	$11,700	$10,433
'19	$10,566	$11,832	$10,474
'19	$10,982	$12,217	$10,856
'20	$10,797	$11,961	$10,464
'20	$9,929	$10,880	$9,474
'20	$8,160	$9,428	$7,795
'20	$8,844	$10,037	$8,212
'20	$9,285	$10,474	$8,462
'20	$9,663	$10,831	$8,764
'20	$9,700	$11,083	$8,781
'20	$10,144	$11,653	$9,295
'20	$9,833	$11,350	$8,868
'20	$9,327	$10,897	$8,511
'20	$10,725	$12,586	$10,123
'20	$11,278	$13,171	$10,571
'21	$11,046	$13,031	$10,489
'21	$11,337	$13,323	$10,988
'21	$11,804	$13,630	$11,358
'21	$12,015	$14,040	$11,575
'21	$12,565	$14,498	$11,976
'21	$12,271	$14,335	$11,700
'21	$12,250	$14,442	$11,671
'21	$12,318	$14,697	$11,804
'21	$11,761	$14,271	$11,587
'21	$11,915	$14,622	$11,772
'21	$11,515	$13,941	$11,064
'21	$12,289	$14,655	$11,723
'22	$12,095	$13,947	$11,845
'22	$11,704	$13,700	$11,684
'22	$11,670	$13,788	$11,762
'22	$10,869	$12,896	$11,167
'22	$11,245	$12,993	$11,441
'22	$10,054	$11,787	$10,302
'22	$10,376	$12,375	$10,517
'22	$9,767	$11,787	$10,162
'22	$8,885	$10,684	$9,251
'22	$9,460	$11,259	$9,848
'22	$10,800	$12,527	$10,930
'22	$10,628	$12,537	$11,068
'23	$11,573	$13,552	$11,922
'23	$11,322	$13,269	$11,755
'23	$11,629	$13,598	$11,725
'23	$11,669	$13,982	$12,103
'23	$11,124	$13,391	$11,451
'23	$11,664	$14,000	$12,095
'23	$12,128	$14,453	$12,645
'23	$11,743	$13,899	$12,270
'23	$11,413	$13,424	$12,166
'23	$10,949	$12,880	$11,631
'23	$11,824	$14,076	$12,552
'23	$12,588	$14,824	$13,165
'24	$12,460	$14,909	$13,157
'24	$12,695	$15,182	$13,181
'24	$13,085	$15,681	$13,755
'24	$12,653	$15,280	$13,615
'24	$13,282	$15,871	$14,151
'24	$12,577	$15,615	$13,757
'24	$13,088	$16,073	$14,402
'24	$13,522	$16,596	$14,771

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial invesment of $9,425.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	15.16%	7.62%	3.68%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	8.54%	6.35%	3.06%
MSCI EAFE Index	19.40%	8.61%	5.20%
MSCI EAFE® Value Index	20.38%	8.99%	3.98%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	438,521,810
Number of Portfolio Holdings	61
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	2,409,224

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Preferred Stocks	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	23%
Consumer Discretionary	14%
Materials	10%
Industrials	8%
Communication Services	6%
Information Technology	5%
Utilities	4%
Consumer Staples	4%
Energy	2%

Ten Largest Equity Holdings

Holdings	35.9% of Net Assets
Oversea-Chinese Banking Corp., Ltd.	4.8%
Shionogi & Co., Ltd	4.6%
Lloyds Banking Group PLC	3.8%
ArcelorMittal SA	3.7%
Volvo AB	3.4%
Ono Pharmaceutical Co., Ltd.	3.4%
Holcim AG	3.2%
Otsuka Holdings Co., Ltd.	3.0%
Infineon Technologies AG	3.0%
Nintendo Co., Ltd.	3.0%

Geographical Diversification

Country	% of Net Assets
Japan	27%
United Kingdom	15%
Switzerland	10%
France	9%
Singapore	9%
Germany	6%
Luxembourg	5%
Sweden	3%
Spain	3%
Netherlands	3%
Other	10%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed using the CROCI® Investment Process, which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCIF-TSRA-A

R-102572-1 (10/24)

DWS CROCI International Fund

Class C: SUICX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS CROCI International Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$210	1.96%

Gross expense ratio as of the latest prospectus: 1.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 14.30% (unadjusted for sales charges) for the period ended August 31, 2024. The Fund's broad-based index, the MSCI EAFE Index, returned 19.40% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 20.38%.

Stock selection was the primary reason for the Fund’s underperformance. The weakest results occurred in the information technology sector, primarily due to poor performance for the Netherlands-based semiconductor producer STMicroelectronics NV.* The stock lagged its industry peers for much of the period due to weakness in its auto and industrial end markets, and it further declined in August 2024 after missing earnings expectations and reducing its forward guidance. Infineon Technologies AG (3.0%), which was hurt by a slow inventory recovery cycle, weakening electric vehicle sales, and declining market share, was also a notable laggard in technology.

The industrials sector was another area of weakness. The German chemicals producer Brenntag SE (1.4%) was the largest detractor. Profits came in below expectations due to the combination of weaker demand and intensifying pricing headwinds, and management reduced guidance to the low end of the previous range. The Dutch human resources consulting firm Randstad NV,* which was hurt by a slowdown in hiring trends, was a further detractor in industrials. The Fund’s stock picks in healthcare underperformed, as well. Japan-based Ono Pharmaceutical Co., Ltd. (3.4%), which announced the acquisition of a company without meaningful current revenues, was the largest detractor. Shionogi & Co., Ltd. (4.6%) also lost ground after the trial results of its anti-obesity drug did not meet expectations. In addition, its pill-based COVID-19 treatment did not clear a late stage trial.

On the other hand, the Fund outperformed in the materials sector. Shares of the Swiss building materials producer Holcim AG (3.2%) rose on the strength of robust cash flows, growth related to the global decarbonization trend, and a cyclical recovery in its U.S. roofing business. Nitto Denko Corp. (0.7%), a Japanese maker of adhesives and building products, was also a top contributor in materials. The stock was boosted by improving earnings growth visibility and the company’s proactive stance on shareholder returns. Shin Etsu Chemical, Ltd.,* whose products are used in the fabrication of semiconductors, was another contributor of note. Stock selection in the consumer discretionary sector also added value, led by positions in Sekisui House Ltd. (2.8%) and Pandora A/S (0.3%).

* Not held at August 31, 2024

Percentages in parentheses are based on the Fund's net assets as of August 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a broad-based index that represents the fund’s overall equity market.

MSCI EAFE® Value Index captures large and mid-capitalization securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The MSCI EAFE® Value Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class C
MSCI EAFE Index
MSCI EAFE® Value Index
$20,000
$15,000
$10,000
$5,000
$0
$16,596
$14,771
$13,329
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class C	MSCI EAFE Index	MSCI EAFE® Value Index
'14	$10,000	$10,000	$10,000
'14	$9,901	$9,616	$9,588
'14	$9,784	$9,476	$9,394
'14	$9,860	$9,605	$9,447
'14	$9,663	$9,272	$9,122
'15	$9,825	$9,317	$9,097
'15	$10,491	$9,874	$9,666
'15	$10,478	$9,724	$9,477
'15	$10,612	$10,122	$9,896
'15	$10,842	$10,070	$9,800
'15	$10,257	$9,784	$9,497
'15	$10,235	$9,988	$9,662
'15	$9,465	$9,253	$8,936
'15	$8,814	$8,783	$8,379
'15	$9,261	$9,470	$8,996
'15	$9,293	$9,322	$8,773
'15	$9,089	$9,197	$8,604
'16	$8,762	$8,532	$7,904
'16	$8,522	$8,375	$7,751
'16	$8,703	$8,920	$8,262
'16	$8,640	$9,179	$8,588
'16	$8,819	$9,095	$8,451
'16	$8,317	$8,790	$8,032
'16	$8,677	$9,235	$8,454
'16	$8,777	$9,242	$8,591
'16	$8,775	$9,355	$8,674
'16	$8,708	$9,164	$8,694
'16	$8,771	$8,982	$8,640
'16	$9,101	$9,289	$9,036
'17	$9,160	$9,558	$9,258
'17	$9,518	$9,695	$9,322
'17	$9,803	$9,962	$9,583
'17	$10,128	$10,215	$9,784
'17	$10,455	$10,590	$10,010
'17	$10,379	$10,571	$10,040
'17	$10,413	$10,876	$10,376
'17	$10,446	$10,872	$10,311
'17	$10,744	$11,143	$10,630
'17	$10,948	$11,312	$10,712
'17	$10,935	$11,431	$10,808
'17	$10,988	$11,614	$10,974
'18	$11,402	$12,197	$11,566
'18	$10,863	$11,646	$11,016
'18	$10,929	$11,436	$10,751
'18	$10,954	$11,697	$11,082
'18	$10,745	$11,434	$10,602
'18	$10,538	$11,295	$10,467
'18	$10,788	$11,573	$10,768
'18	$10,575	$11,349	$10,376
'18	$10,509	$11,448	$10,591
'18	$9,767	$10,537	$9,888
'18	$9,636	$10,523	$9,833
'18	$9,311	$10,012	$9,352
'19	$9,928	$10,670	$9,978
'19	$10,164	$10,942	$10,144
'19	$10,014	$11,011	$10,092
'19	$10,334	$11,321	$10,327
'19	$9,528	$10,777	$9,729
'19	$10,040	$11,417	$10,248
'19	$9,905	$11,272	$10,017
'19	$9,580	$10,980	$9,606
'19	$10,098	$11,294	$10,069
'19	$10,573	$11,700	$10,433
'19	$10,785	$11,832	$10,474
'19	$11,202	$12,217	$10,856
'20	$11,006	$11,961	$10,464
'20	$10,116	$10,880	$9,474
'20	$8,308	$9,428	$7,795
'20	$8,999	$10,037	$8,212
'20	$9,442	$10,474	$8,462
'20	$9,822	$10,831	$8,764
'20	$9,853	$11,083	$8,781
'20	$10,298	$11,653	$9,295
'20	$9,977	$11,350	$8,868
'20	$9,459	$10,897	$8,511
'20	$10,867	$12,586	$10,123
'20	$11,422	$13,171	$10,571
'21	$11,181	$13,031	$10,489
'21	$11,468	$13,323	$10,988
'21	$11,935	$13,630	$11,358
'21	$12,140	$14,040	$11,575
'21	$12,690	$14,498	$11,976
'21	$12,384	$14,335	$11,700
'21	$12,355	$14,442	$11,671
'21	$12,417	$14,697	$11,804
'21	$11,848	$14,271	$11,587
'21	$11,995	$14,622	$11,772
'21	$11,586	$13,941	$11,064
'21	$12,356	$14,655	$11,723
'22	$12,153	$13,947	$11,845
'22	$11,756	$13,700	$11,684
'22	$11,714	$13,788	$11,762
'22	$10,903	$12,896	$11,167
'22	$11,273	$12,993	$11,441
'22	$10,072	$11,787	$10,302
'22	$10,387	$12,375	$10,517
'22	$9,772	$11,787	$10,162
'22	$8,885	$10,684	$9,251
'22	$9,455	$11,259	$9,848
'22	$10,789	$12,527	$10,930
'22	$10,607	$12,537	$11,068
'23	$11,544	$13,552	$11,922
'23	$11,285	$13,269	$11,755
'23	$11,585	$13,598	$11,725
'23	$11,618	$13,982	$12,103
'23	$11,069	$13,391	$11,451
'23	$11,598	$14,000	$12,095
'23	$12,052	$14,453	$12,645
'23	$11,661	$13,899	$12,270
'23	$11,326	$13,424	$12,166
'23	$10,859	$12,880	$11,631
'23	$11,720	$14,076	$12,552
'23	$12,470	$14,824	$13,165
'24	$12,335	$14,909	$13,157
'24	$12,561	$15,182	$13,181
'24	$12,939	$15,681	$13,755
'24	$12,504	$15,280	$13,615
'24	$13,116	$15,871	$14,151
'24	$12,413	$15,615	$13,757
'24	$12,907	$16,073	$14,402
'24	$13,329	$16,596	$14,771

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	14.30%	6.83%	2.92%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	13.30%	6.83%	2.92%
MSCI EAFE Index	19.40%	8.61%	5.20%
MSCI EAFE® Value Index	20.38%	8.99%	3.98%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	438,521,810
Number of Portfolio Holdings	61
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	2,409,224

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Preferred Stocks	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	23%
Consumer Discretionary	14%
Materials	10%
Industrials	8%
Communication Services	6%
Information Technology	5%
Utilities	4%
Consumer Staples	4%
Energy	2%

Ten Largest Equity Holdings

Holdings	35.9% of Net Assets
Oversea-Chinese Banking Corp., Ltd.	4.8%
Shionogi & Co., Ltd	4.6%
Lloyds Banking Group PLC	3.8%
ArcelorMittal SA	3.7%
Volvo AB	3.4%
Ono Pharmaceutical Co., Ltd.	3.4%
Holcim AG	3.2%
Otsuka Holdings Co., Ltd.	3.0%
Infineon Technologies AG	3.0%
Nintendo Co., Ltd.	3.0%

Geographical Diversification

Country	% of Net Assets
Japan	27%
United Kingdom	15%
Switzerland	10%
France	9%
Singapore	9%
Germany	6%
Luxembourg	5%
Sweden	3%
Spain	3%
Netherlands	3%
Other	10%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed using the CROCI® Investment Process, which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCIF-TSRA-C

R-102572-1 (10/24)

DWS CROCI International Fund

Class R6: SUIRX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS CROCI International Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.79%

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 15.67% for the period ended August 31, 2024. The Fund's broad-based index, the MSCI EAFE Index, returned 19.40% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 20.38%.

Stock selection was the primary reason for the Fund’s underperformance. The weakest results occurred in the information technology sector, primarily due to poor performance for the Netherlands-based semiconductor producer STMicroelectronics NV.* The stock lagged its industry peers for much of the period due to weakness in its auto and industrial end markets, and it further declined in August 2024 after missing earnings expectations and reducing its forward guidance. Infineon Technologies AG (3.0%), which was hurt by a slow inventory recovery cycle, weakening electric vehicle sales, and declining market share, was also a notable laggard in technology.

The industrials sector was another area of weakness. The German chemicals producer Brenntag SE (1.4%) was the largest detractor. Profits came in below expectations due to the combination of weaker demand and intensifying pricing headwinds, and management reduced guidance to the low end of the previous range. The Dutch human resources consulting firm Randstad NV,* which was hurt by a slowdown in hiring trends, was a further detractor in industrials. The Fund’s stock picks in healthcare underperformed, as well. Japan-based Ono Pharmaceutical Co., Ltd. (3.4%), which announced the acquisition of a company without meaningful current revenues, was the largest detractor. Shionogi & Co., Ltd. (4.6%) also lost ground after the trial results of its anti-obesity drug did not meet expectations. In addition, its pill-based COVID-19 treatment did not clear a late stage trial.

On the other hand, the Fund outperformed in the materials sector. Shares of the Swiss building materials producer Holcim AG (3.2%) rose on the strength of robust cash flows, growth related to the global decarbonization trend, and a cyclical recovery in its U.S. roofing business. Nitto Denko Corp. (0.7%), a Japanese maker of adhesives and building products, was also a top contributor in materials. The stock was boosted by improving earnings growth visibility and the company’s proactive stance on shareholder returns. Shin Etsu Chemical, Ltd.,* whose products are used in the fabrication of semiconductors, was another contributor of note. Stock selection in the consumer discretionary sector also added value, led by positions in Sekisui House Ltd. (2.8%) and Pandora A/S (0.3%).

* Not held at August 31, 2024

Percentages in parentheses are based on the Fund's net assets as of August 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a broad-based index that represents the fund’s overall equity market.

MSCI EAFE® Value Index captures large and mid-capitalization securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The MSCI EAFE® Value Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class R6
MSCI EAFE Index
MSCI EAFE® Value Index
$20,000
$15,000
$10,000
$5,000
$0
$17,279
$15,697
$15,181
12/1/14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class R6	MSCI EAFE Index	MSCI EAFE® Value Index
12/1/14	$9,870	$9,654	$9,694
1/31/15	$10,041	$9,701	$9,667
2/28/15	$10,728	$10,281	$10,272
3/31/15	$10,722	$10,125	$10,071
4/30/15	$10,867	$10,538	$10,516
5/31/15	$11,109	$10,484	$10,414
6/30/15	$10,518	$10,187	$10,092
7/31/15	$10,505	$10,399	$10,268
8/31/15	$9,723	$9,634	$9,496
9/30/15	$9,062	$9,145	$8,904
10/31/15	$9,530	$9,860	$9,560
11/30/15	$9,571	$9,706	$9,323
12/31/15	$9,372	$9,575	$9,143
1/31/16	$9,044	$8,883	$8,399
2/29/16	$8,804	$8,720	$8,237
3/31/16	$8,999	$9,288	$8,780
4/30/16	$8,943	$9,557	$9,126
5/31/16	$9,136	$9,470	$8,981
6/30/16	$8,626	$9,152	$8,535
7/31/16	$9,006	$9,616	$8,984
8/31/16	$9,120	$9,622	$9,129
9/30/16	$9,125	$9,741	$9,218
10/31/16	$9,064	$9,541	$9,239
11/30/16	$9,140	$9,351	$9,182
12/31/16	$9,493	$9,671	$9,602
1/31/17	$9,563	$9,952	$9,839
2/28/17	$9,948	$10,094	$9,906
3/31/17	$10,256	$10,372	$10,183
4/30/17	$10,606	$10,636	$10,397
5/31/17	$10,961	$11,026	$10,638
6/30/17	$10,891	$11,007	$10,670
7/31/17	$10,938	$11,324	$11,027
8/31/17	$10,982	$11,320	$10,958
9/30/17	$11,306	$11,602	$11,296
10/31/17	$11,533	$11,778	$11,383
11/30/17	$11,528	$11,901	$11,485
12/31/17	$11,598	$12,092	$11,661
1/31/18	$12,046	$12,699	$12,291
2/28/18	$11,485	$12,126	$11,707
3/31/18	$11,567	$11,907	$11,425
4/30/18	$11,603	$12,179	$11,777
5/31/18	$11,390	$11,905	$11,266
6/30/18	$11,184	$11,760	$11,124
7/31/18	$11,459	$12,049	$11,443
8/31/18	$11,241	$11,817	$11,027
9/30/18	$11,181	$11,919	$11,255
10/31/18	$10,405	$10,970	$10,507
11/30/18	$10,276	$10,957	$10,449
12/31/18	$9,940	$10,425	$9,938
1/31/19	$10,605	$11,110	$10,603
2/28/19	$10,866	$11,393	$10,779
3/31/19	$10,719	$11,465	$10,725
4/30/19	$11,071	$11,787	$10,975
5/31/19	$10,216	$11,221	$10,339
6/30/19	$10,774	$11,887	$10,890
7/31/19	$10,637	$11,736	$10,645
8/31/19	$10,298	$11,432	$10,208
9/30/19	$10,866	$11,760	$10,701
10/31/19	$11,387	$12,182	$11,087
11/30/19	$11,626	$12,319	$11,130
12/31/19	$12,088	$12,720	$11,537
1/31/20	$11,887	$12,454	$11,120
2/29/20	$10,938	$11,328	$10,067
3/31/20	$8,991	$9,816	$8,284
4/30/20	$9,749	$10,450	$8,727
5/31/20	$10,239	$10,905	$8,993
6/30/20	$10,660	$11,277	$9,313
7/31/20	$10,703	$11,540	$9,331
8/31/20	$11,196	$12,133	$9,878
9/30/20	$10,856	$11,818	$9,424
10/31/20	$10,301	$11,346	$9,044
11/30/20	$11,849	$13,105	$10,757
12/31/20	$12,465	$13,714	$11,234
1/31/21	$12,213	$13,568	$11,146
2/28/21	$12,539	$13,872	$11,677
3/31/21	$13,062	$14,191	$12,070
4/30/21	$13,299	$14,618	$12,301
5/31/21	$13,911	$15,095	$12,727
6/30/21	$13,591	$14,925	$12,433
7/31/21	$13,572	$15,037	$12,403
8/31/21	$13,654	$15,302	$12,544
9/30/21	$13,041	$14,858	$12,313
10/31/21	$13,217	$15,224	$12,510
11/30/21	$12,775	$14,515	$11,757
12/31/21	$13,641	$15,259	$12,457
1/31/22	$13,428	$14,521	$12,587
2/28/22	$13,001	$14,264	$12,416
3/31/22	$12,965	$14,356	$12,499
4/30/22	$12,081	$13,427	$11,867
5/31/22	$12,505	$13,528	$12,159
6/30/22	$11,183	$12,273	$10,948
7/31/22	$11,545	$12,884	$11,176
8/31/22	$10,871	$12,272	$10,799
9/30/22	$9,894	$11,124	$9,831
10/31/22	$10,537	$11,723	$10,465
11/30/22	$12,034	$13,043	$11,615
12/31/22	$11,845	$13,053	$11,762
1/31/23	$12,906	$14,110	$12,670
2/28/23	$12,628	$13,816	$12,492
3/31/23	$12,977	$14,158	$12,460
4/30/23	$13,025	$14,558	$12,861
5/31/23	$12,421	$13,942	$12,169
6/30/23	$13,028	$14,577	$12,853
7/31/23	$13,550	$15,048	$13,437
8/31/23	$13,125	$14,472	$13,039
9/30/23	$12,762	$13,977	$12,928
10/31/23	$12,248	$13,411	$12,360
11/30/23	$13,232	$14,655	$13,339
12/31/23	$14,092	$15,434	$13,991
1/31/24	$13,954	$15,523	$13,981
2/29/24	$14,219	$15,807	$14,007
3/31/24	$14,663	$16,327	$14,618
4/30/24	$14,186	$15,909	$14,468
5/31/24	$14,893	$16,525	$15,038
6/30/24	$14,107	$16,258	$14,620
7/31/24	$14,687	$16,735	$15,305
8/31/24	$15,181	$17,279	$15,697

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	Since Inception 12/1/14
Class R6 No Sales Charge	15.67%	8.07%	4.38%
MSCI EAFE Index	19.40%	8.61%	5.77%
MSCI EAFE® Value Index	20.38%	8.99%	4.73%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	438,521,810
Number of Portfolio Holdings	61
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	2,409,224

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Preferred Stocks	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	23%
Consumer Discretionary	14%
Materials	10%
Industrials	8%
Communication Services	6%
Information Technology	5%
Utilities	4%
Consumer Staples	4%
Energy	2%

Ten Largest Equity Holdings

Holdings	35.9% of Net Assets
Oversea-Chinese Banking Corp., Ltd.	4.8%
Shionogi & Co., Ltd	4.6%
Lloyds Banking Group PLC	3.8%
ArcelorMittal SA	3.7%
Volvo AB	3.4%
Ono Pharmaceutical Co., Ltd.	3.4%
Holcim AG	3.2%
Otsuka Holdings Co., Ltd.	3.0%
Infineon Technologies AG	3.0%
Nintendo Co., Ltd.	3.0%

Geographical Diversification

Country	% of Net Assets
Japan	27%
United Kingdom	15%
Switzerland	10%
France	9%
Singapore	9%
Germany	6%
Luxembourg	5%
Sweden	3%
Spain	3%
Netherlands	3%
Other	10%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed using the CROCI® Investment Process, which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCIF-TSRA-R6

R-102572-1 (10/24)

DWS CROCI International Fund

Class S: SCINX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS CROCI International Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$100	0.93%

Gross expense ratio as of the latest prospectus: 0.93%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 15.50% for the period ended August 31, 2024. The Fund's broad-based index, the MSCI EAFE Index, returned 19.40% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 20.38%.

Stock selection was the primary reason for the Fund’s underperformance. The weakest results occurred in the information technology sector, primarily due to poor performance for the Netherlands-based semiconductor producer STMicroelectronics NV.* The stock lagged its industry peers for much of the period due to weakness in its auto and industrial end markets, and it further declined in August 2024 after missing earnings expectations and reducing its forward guidance. Infineon Technologies AG (3.0%), which was hurt by a slow inventory recovery cycle, weakening electric vehicle sales, and declining market share, was also a notable laggard in technology.

The industrials sector was another area of weakness. The German chemicals producer Brenntag SE (1.4%) was the largest detractor. Profits came in below expectations due to the combination of weaker demand and intensifying pricing headwinds, and management reduced guidance to the low end of the previous range. The Dutch human resources consulting firm Randstad NV,* which was hurt by a slowdown in hiring trends, was a further detractor in industrials. The Fund’s stock picks in healthcare underperformed, as well. Japan-based Ono Pharmaceutical Co., Ltd. (3.4%), which announced the acquisition of a company without meaningful current revenues, was the largest detractor. Shionogi & Co., Ltd. (4.6%) also lost ground after the trial results of its anti-obesity drug did not meet expectations. In addition, its pill-based COVID-19 treatment did not clear a late stage trial.

On the other hand, the Fund outperformed in the materials sector. Shares of the Swiss building materials producer Holcim AG (3.2%) rose on the strength of robust cash flows, growth related to the global decarbonization trend, and a cyclical recovery in its U.S. roofing business. Nitto Denko Corp. (0.7%), a Japanese maker of adhesives and building products, was also a top contributor in materials. The stock was boosted by improving earnings growth visibility and the company’s proactive stance on shareholder returns. Shin Etsu Chemical, Ltd.,* whose products are used in the fabrication of semiconductors, was another contributor of note. Stock selection in the consumer discretionary sector also added value, led by positions in Sekisui House Ltd. (2.8%) and Pandora A/S (0.3%).

* Not held at August 31, 2024

Percentages in parentheses are based on the Fund's net assets as of August 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $10,000Investment

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a broad-based index that represents the fund’s overall equity market.

MSCI EAFE® Value Index captures large and mid-capitalization securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The MSCI EAFE® Value Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Class S
MSCI EAFE Index
MSCI EAFE® Value Index
$20,000
$15,000
$10,000
$5,000
$0
$16,596
$14,771
$14,724
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Class S	MSCI EAFE Index	MSCI EAFE® Value Index
'14	$10,000	$10,000	$10,000
'14	$9,908	$9,616	$9,588
'14	$9,802	$9,476	$9,394
'14	$9,884	$9,605	$9,447
'14	$9,694	$9,272	$9,122
'15	$9,864	$9,317	$9,097
'15	$10,541	$9,874	$9,666
'15	$10,536	$9,724	$9,477
'15	$10,680	$10,122	$9,896
'15	$10,921	$10,070	$9,800
'15	$10,340	$9,784	$9,497
'15	$10,325	$9,988	$9,662
'15	$9,553	$9,253	$8,936
'15	$8,903	$8,783	$8,379
'15	$9,362	$9,470	$8,996
'15	$9,402	$9,322	$8,773
'15	$9,203	$9,197	$8,604
'16	$8,881	$8,532	$7,904
'16	$8,642	$8,375	$7,751
'16	$8,833	$8,920	$8,262
'16	$8,776	$9,179	$8,588
'16	$8,966	$9,095	$8,451
'16	$8,462	$8,790	$8,032
'16	$8,837	$9,235	$8,454
'16	$8,949	$9,242	$8,591
'16	$8,951	$9,355	$8,674
'16	$8,889	$9,164	$8,694
'16	$8,962	$8,982	$8,640
'16	$9,307	$9,289	$9,036
'17	$9,375	$9,558	$9,258
'17	$9,750	$9,695	$9,322
'17	$10,050	$9,962	$9,583
'17	$10,393	$10,215	$9,784
'17	$10,741	$10,590	$10,010
'17	$10,671	$10,571	$10,040
'17	$10,714	$10,876	$10,376
'17	$10,757	$10,872	$10,311
'17	$11,073	$11,143	$10,630
'17	$11,293	$11,312	$10,712
'17	$11,289	$11,431	$10,808
'17	$11,355	$11,614	$10,974
'18	$11,790	$12,197	$11,566
'18	$11,243	$11,646	$11,016
'18	$11,320	$11,436	$10,751
'18	$11,353	$11,697	$11,082
'18	$11,145	$11,434	$10,602
'18	$10,940	$11,295	$10,467
'18	$11,208	$11,573	$10,768
'18	$10,994	$11,349	$10,376
'18	$10,936	$11,448	$10,591
'18	$10,172	$10,537	$9,888
'18	$10,046	$10,523	$9,833
'18	$9,717	$10,012	$9,352
'19	$10,367	$10,670	$9,978
'19	$10,621	$10,942	$10,144
'19	$10,474	$11,011	$10,092
'19	$10,817	$11,321	$10,327
'19	$9,983	$10,777	$9,729
'19	$10,527	$11,417	$10,248
'19	$10,391	$11,272	$10,017
'19	$10,060	$10,980	$9,606
'19	$10,612	$11,294	$10,069
'19	$11,119	$11,700	$10,433
'19	$11,354	$11,832	$10,474
'19	$11,802	$12,217	$10,856
'20	$11,607	$11,961	$10,464
'20	$10,677	$10,880	$9,474
'20	$8,774	$9,428	$7,795
'20	$9,514	$10,037	$8,212
'20	$9,989	$10,474	$8,462
'20	$10,399	$10,831	$8,764
'20	$10,442	$11,083	$8,781
'20	$10,922	$11,653	$9,295
'20	$10,589	$11,350	$8,868
'20	$10,046	$10,897	$8,511
'20	$11,554	$12,586	$10,123
'20	$12,154	$13,171	$10,571
'21	$11,907	$13,031	$10,489
'21	$12,223	$13,323	$10,988
'21	$12,732	$13,630	$11,358
'21	$12,961	$14,040	$11,575
'21	$13,557	$14,498	$11,976
'21	$13,244	$14,335	$11,700
'21	$13,223	$14,442	$11,671
'21	$13,302	$14,697	$11,804
'21	$12,701	$14,271	$11,587
'21	$12,872	$14,622	$11,772
'21	$12,442	$13,941	$11,064
'21	$13,282	$14,655	$11,723
'22	$13,073	$13,947	$11,845
'22	$12,655	$13,700	$11,684
'22	$12,621	$13,788	$11,762
'22	$11,758	$12,896	$11,167
'22	$12,168	$12,993	$11,441
'22	$10,880	$11,787	$10,302
'22	$11,229	$12,375	$10,517
'22	$10,575	$11,787	$10,162
'22	$9,623	$10,684	$9,251
'22	$10,247	$11,259	$9,848
'22	$11,702	$12,527	$10,930
'22	$11,519	$12,537	$11,068
'23	$12,546	$13,552	$11,922
'23	$12,275	$13,269	$11,755
'23	$12,611	$13,598	$11,725
'23	$12,658	$13,982	$12,103
'23	$12,069	$13,391	$11,451
'23	$12,658	$14,000	$12,095
'23	$13,165	$14,453	$12,645
'23	$12,748	$13,899	$12,270
'23	$12,395	$13,424	$12,166
'23	$11,894	$12,880	$11,631
'23	$12,847	$14,076	$12,552
'23	$13,683	$14,824	$13,165
'24	$13,547	$14,909	$13,157
'24	$13,802	$15,182	$13,181
'24	$14,230	$15,681	$13,755
'24	$13,765	$15,280	$13,615
'24	$14,452	$15,871	$14,151
'24	$13,689	$15,615	$13,757
'24	$14,247	$16,073	$14,402
'24	$14,724	$16,596	$14,771

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	15.50%	7.92%	3.94%
MSCI EAFE Index	19.40%	8.61%	5.20%
MSCI EAFE® Value Index	20.38%	8.99%	3.98%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	438,521,810
Number of Portfolio Holdings	61
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	2,409,224

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Preferred Stocks	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	23%
Consumer Discretionary	14%
Materials	10%
Industrials	8%
Communication Services	6%
Information Technology	5%
Utilities	4%
Consumer Staples	4%
Energy	2%

Ten Largest Equity Holdings

Holdings	35.9% of Net Assets
Oversea-Chinese Banking Corp., Ltd.	4.8%
Shionogi & Co., Ltd	4.6%
Lloyds Banking Group PLC	3.8%
ArcelorMittal SA	3.7%
Volvo AB	3.4%
Ono Pharmaceutical Co., Ltd.	3.4%
Holcim AG	3.2%
Otsuka Holdings Co., Ltd.	3.0%
Infineon Technologies AG	3.0%
Nintendo Co., Ltd.	3.0%

Geographical Diversification

Country	% of Net Assets
Japan	27%
United Kingdom	15%
Switzerland	10%
France	9%
Singapore	9%
Germany	6%
Luxembourg	5%
Sweden	3%
Spain	3%
Netherlands	3%
Other	10%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed using the CROCI® Investment Process, which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCIF-TSRA-S

R-102572-1 (10/24)

DWS CROCI International Fund

Institutional Class: SUIIX

Annual Shareholder Report—August 31, 2024

This annual shareholder report contains important information about DWS CROCI International Fund ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.88%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 15.55% for the period ended August 31, 2024. The Fund's broad-based index, the MSCI EAFE Index, returned 19.40% for the same period, while the Fund's additional, more narrowly based index, the MSCI EAFE® Value Index, returned 20.38%.

Stock selection was the primary reason for the Fund’s underperformance. The weakest results occurred in the information technology sector, primarily due to poor performance for the Netherlands-based semiconductor producer STMicroelectronics NV.* The stock lagged its industry peers for much of the period due to weakness in its auto and industrial end markets, and it further declined in August 2024 after missing earnings expectations and reducing its forward guidance. Infineon Technologies AG (3.0%), which was hurt by a slow inventory recovery cycle, weakening electric vehicle sales, and declining market share, was also a notable laggard in technology.

The industrials sector was another area of weakness. The German chemicals producer Brenntag SE (1.4%) was the largest detractor. Profits came in below expectations due to the combination of weaker demand and intensifying pricing headwinds, and management reduced guidance to the low end of the previous range. The Dutch human resources consulting firm Randstad NV,* which was hurt by a slowdown in hiring trends, was a further detractor in industrials. The Fund’s stock picks in healthcare underperformed, as well. Japan-based Ono Pharmaceutical Co., Ltd. (3.4%), which announced the acquisition of a company without meaningful current revenues, was the largest detractor. Shionogi & Co., Ltd. (4.6%) also lost ground after the trial results of its anti-obesity drug did not meet expectations. In addition, its pill-based COVID-19 treatment did not clear a late stage trial.

On the other hand, the Fund outperformed in the materials sector. Shares of the Swiss building materials producer Holcim AG (3.2%) rose on the strength of robust cash flows, growth related to the global decarbonization trend, and a cyclical recovery in its U.S. roofing business. Nitto Denko Corp. (0.7%), a Japanese maker of adhesives and building products, was also a top contributor in materials. The stock was boosted by improving earnings growth visibility and the company’s proactive stance on shareholder returns. Shin Etsu Chemical, Ltd.,* whose products are used in the fabrication of semiconductors, was another contributor of note. Stock selection in the consumer discretionary sector also added value, led by positions in Sekisui House Ltd. (2.8%) and Pandora A/S (0.3%).

* Not held at August 31, 2024

Percentages in parentheses are based on the Fund's net assets as of August 31, 2024.

Fund Performance

Cumulative Growth of an Assumed $1,000,000Investment

MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the US and Canada. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a broad-based index that represents the fund’s overall equity market.

MSCI EAFE® Value Index captures large and mid-capitalization securities exhibiting overall value style characteristics across developed markets countries around the world, excluding the U.S. and Canada. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The MSCI EAFE® Value Index is a more narrowly based index that reflects the market sector in which the fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Institutional Class
MSCI EAFE Index
MSCI EAFE® Value Index
$1,675,000
$1,340,000
$1,005,000
$670,000
$335,000
$0
$1,659,587
$1,481,076
$1,477,080
'14
'15
'16
'17
'18
'19
'20
'21
'22
'23
'24

	Institutional Class	MSCI EAFE Index	MSCI EAFE® Value Index
'14	$1,000,000	$1,000,000	$1,000,000
'14	$990,991	$961,559	$958,756
'14	$980,257	$947,597	$939,350
'14	$988,691	$960,486	$944,675
'14	$969,878	$927,214	$912,222
'15	$986,890	$931,747	$909,675
'15	$1,054,724	$987,448	$966,648
'15	$1,054,299	$972,447	$947,671
'15	$1,068,759	$1,012,151	$989,575
'15	$1,092,788	$1,006,970	$980,009
'15	$1,034,735	$978,439	$949,709
'15	$1,033,460	$998,755	$966,233
'15	$956,269	$925,284	$893,597
'15	$891,199	$878,302	$837,917
'15	$937,344	$946,958	$899,588
'15	$941,171	$932,226	$877,268
'15	$921,191	$919,665	$860,369
'16	$889,031	$853,160	$790,381
'16	$865,461	$837,530	$775,100
'16	$884,405	$892,026	$826,221
'16	$878,898	$917,851	$858,800
'16	$898,062	$909,513	$845,145
'16	$847,839	$878,983	$803,191
'16	$885,066	$923,531	$845,399
'16	$896,300	$924,187	$859,082
'16	$896,741	$935,540	$867,387
'16	$890,573	$916,404	$869,412
'16	$898,062	$898,153	$864,045
'16	$932,412	$928,865	$903,599
'17	$939,274	$955,809	$925,849
'17	$977,019	$969,477	$932,179
'17	$1,007,215	$996,165	$958,251
'17	$1,041,529	$1,021,512	$978,356
'17	$1,076,300	$1,059,006	$1,001,013
'17	$1,069,437	$1,057,133	$1,004,037
'17	$1,074,012	$1,087,627	$1,037,622
'17	$1,078,130	$1,087,217	$1,031,148
'17	$1,109,927	$1,114,268	$1,062,950
'17	$1,132,116	$1,131,188	$1,071,182
'17	$1,131,659	$1,143,053	$1,080,783
'17	$1,138,320	$1,161,400	$1,097,350
'18	$1,182,201	$1,219,655	$1,156,601
'18	$1,127,291	$1,164,605	$1,101,640
'18	$1,135,035	$1,143,614	$1,075,098
'18	$1,138,320	$1,169,726	$1,108,218
'18	$1,117,436	$1,143,433	$1,060,187
'18	$1,097,021	$1,129,463	$1,046,743
'18	$1,124,006	$1,157,265	$1,076,792
'18	$1,102,652	$1,134,915	$1,037,625
'18	$1,096,786	$1,144,765	$1,059,077
'18	$1,020,288	$1,053,651	$988,758
'18	$1,007,616	$1,052,323	$983,256
'18	$974,583	$1,001,239	$935,182
'19	$1,039,896	$1,067,041	$997,773
'19	$1,065,486	$1,094,241	$1,014,366
'19	$1,050,863	$1,101,141	$1,009,208
'19	$1,085,226	$1,132,100	$1,032,722
'19	$1,001,635	$1,077,730	$972,942
'19	$1,055,981	$1,141,667	$1,024,779
'19	$1,042,334	$1,127,171	$1,001,733
'19	$1,008,946	$1,097,971	$960,582
'19	$1,064,267	$1,129,434	$1,006,936
'19	$1,115,202	$1,170,014	$1,043,264
'19	$1,138,598	$1,183,204	$1,047,392
'19	$1,183,546	$1,221,658	$1,085,639
'20	$1,163,883	$1,196,140	$1,046,382
'20	$1,070,611	$1,088,012	$947,358
'20	$880,034	$942,797	$779,511
'20	$954,399	$1,003,704	$821,233
'20	$1,002,296	$1,047,410	$846,214
'20	$1,043,386	$1,083,074	$876,386
'20	$1,047,671	$1,108,319	$878,087
'20	$1,096,324	$1,165,299	$929,490
'20	$1,063,049	$1,135,021	$886,809
'20	$1,008,598	$1,089,701	$851,099
'20	$1,159,850	$1,258,619	$1,012,275
'20	$1,220,190	$1,317,140	$1,057,115
'21	$1,195,278	$1,303,107	$1,048,873
'21	$1,227,124	$1,332,335	$1,098,840
'21	$1,278,233	$1,362,970	$1,135,817
'21	$1,301,605	$1,403,981	$1,157,504
'21	$1,361,445	$1,449,766	$1,197,591
'21	$1,329,856	$1,433,451	$1,170,003
'21	$1,328,058	$1,444,244	$1,167,146
'21	$1,336,020	$1,469,719	$1,180,365
'21	$1,275,922	$1,427,066	$1,158,700
'21	$1,292,872	$1,462,165	$1,177,178
'21	$1,249,725	$1,394,110	$1,106,353
'21	$1,334,054	$1,465,494	$1,172,250
'22	$1,313,489	$1,394,676	$1,184,466
'22	$1,271,291	$1,370,016	$1,168,367
'22	$1,267,819	$1,378,822	$1,176,162
'22	$1,181,285	$1,289,620	$1,116,657
'22	$1,222,415	$1,299,288	$1,144,146
'22	$1,093,150	$1,178,730	$1,030,224
'22	$1,128,404	$1,237,466	$1,051,680
'22	$1,062,436	$1,178,693	$1,016,194
'22	$966,822	$1,068,430	$925,089
'22	$1,029,852	$1,125,884	$984,757
'22	$1,175,944	$1,252,699	$1,092,994
'22	$1,157,333	$1,253,706	$1,106,802
'23	$1,260,735	$1,355,227	$1,192,236
'23	$1,233,641	$1,326,948	$1,175,529
'23	$1,267,647	$1,359,835	$1,172,487
'23	$1,272,347	$1,398,227	$1,210,269
'23	$1,213,181	$1,339,057	$1,145,095
'23	$1,272,624	$1,399,997	$1,209,473
'23	$1,323,496	$1,445,296	$1,264,470
'23	$1,281,748	$1,389,923	$1,226,981
'23	$1,246,082	$1,342,446	$1,216,570
'23	$1,195,763	$1,288,021	$1,163,062
'23	$1,291,701	$1,407,572	$1,255,230
'23	$1,375,613	$1,482,355	$1,316,547
'24	$1,362,143	$1,490,886	$1,315,662
'24	$1,387,936	$1,518,176	$1,318,054
'24	$1,431,210	$1,568,108	$1,375,539
'24	$1,384,210	$1,527,951	$1,361,472
'24	$1,453,277	$1,587,136	$1,415,116
'24	$1,376,472	$1,561,514	$1,375,721
'24	$1,432,930	$1,607,323	$1,440,212
'24	$1,481,076	$1,659,587	$1,477,080

Yearly periods ended August 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	15.55%	7.98%	4.01%
MSCI EAFE Index	19.40%	8.61%	5.20%
MSCI EAFE® Value Index	20.38%	8.99%	3.98%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	438,521,810
Number of Portfolio Holdings	61
Portfolio Turnover Rate (%)	60
Total Net Advisory Fees Paid ($)	2,409,224

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Preferred Stocks	0%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Holdings-based data is subject to change.

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	23%
Consumer Discretionary	14%
Materials	10%
Industrials	8%
Communication Services	6%
Information Technology	5%
Utilities	4%
Consumer Staples	4%
Energy	2%

Ten Largest Equity Holdings

Holdings	35.9% of Net Assets
Oversea-Chinese Banking Corp., Ltd.	4.8%
Shionogi & Co., Ltd	4.6%
Lloyds Banking Group PLC	3.8%
ArcelorMittal SA	3.7%
Volvo AB	3.4%
Ono Pharmaceutical Co., Ltd.	3.4%
Holcim AG	3.2%
Otsuka Holdings Co., Ltd.	3.0%
Infineon Technologies AG	3.0%
Nintendo Co., Ltd.	3.0%

Geographical Diversification

Country	% of Net Assets
Japan	27%
United Kingdom	15%
Switzerland	10%
France	9%
Singapore	9%
Germany	6%
Luxembourg	5%
Sweden	3%
Spain	3%
Netherlands	3%
Other	10%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. The Fund will be managed using the CROCI® Investment Process, which is based on portfolio management’s belief that, over time, stocks which display more favorable financial metrics (for example, the CROCI® Economic P/E Ratio) as generated by this process may outperform stocks which display less favorable metrics. This premise may not prove to be correct and prospective investors should evaluate this assumption prior to investing in the Fund. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2024 DWS Group GmbH&Co. KGaA. All rights reserved

DCIF-TSRA-I

R-102572-1 (10/24)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS CROCI international Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended August 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2024	$61,312	$0	$7,629	$0
2023	$58,361	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended August 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2024	$0	$0	$0
2023	$0	$539,907	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended August 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2024	$7,629	$0	$0	$7,629
2023	$7,629	$539,907	$0	$547,536

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2023 and 2024 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

August 31, 2024
Annual Financial Statements and Other Information
DWS CROCI® International Fund

Contents
3	Investment Portfolio
8	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Financial Highlights
17	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
30	Tax Information
31	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS CROCI® International Fund

Investment Portfolioas of August 31, 2024

	Shares	Value ($)
Common Stocks 98.7%
Australia 2.8%
BHP Group Ltd.	315,816	8,743,994
BlueScope Steel Ltd.	247,545	3,475,772
(Cost $11,387,006)		12,219,766
Denmark 0.3%
Pandora A/S (Cost $1,050,519)	6,741	1,182,451
Finland 1.6%
Fortum Oyj	93,595	1,499,830
Nokia Oyj	1,283,737	5,666,340
(Cost $6,226,508)		7,166,170
France 9.2%
Cie de Saint-Gobain SA	32,945	2,885,610
Cie Generale des Etablissements Michelin SCA	54,431	2,138,489
Credit Agricole SA	665,423	10,438,245
Engie SA	80,596	1,421,069
Sanofi SA	82,771	9,277,438
Television Francaise 1 SA	950,748	8,496,672
TotalEnergies SE	38,137	2,631,702
Vivendi SE	292,809	3,285,324
(Cost $33,482,637)		40,574,549
Germany 5.2%
Brenntag SE	81,899	6,089,179
Deutsche Post AG	89,962	3,902,153
Infineon Technologies AG	354,669	13,012,530
(Cost $20,064,271)		23,003,862
Hong Kong 1.8%
Hong Kong & China Gas Co., Ltd.	6,627,000	5,380,168
Yue Yuen Industrial Holdings Ltd.	1,344,000	2,316,211
(Cost $7,813,064)		7,696,379
Israel 1.0%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $1,898,297)	228,854	4,318,475
Italy 2.4%
Intesa Sanpaolo SpA	979,031	4,087,770
UniCredit SpA	152,318	6,323,318
(Cost $5,075,311)		10,411,088
The accompanying notes are an integral part of the financial statements.

DWS CROCI® International Fund	|	3

	Shares	Value ($)
Japan 27.4%
Kansai Electric Power Co., Inc.	180,100	3,198,396
Komatsu Ltd.	182,700	5,106,287
Nintendo Co., Ltd.	238,800	12,974,667
Nitto Denko Corp.	34,300	2,865,861
Ono Pharmaceutical Co., Ltd.	1,009,100	14,885,203
Otsuka Holdings Co., Ltd.	221,900	13,071,965
Sekisui House Ltd.	471,300	12,162,814
Seven & i Holdings Co., Ltd. (a)	432,500	6,257,513
Shionogi & Co., Ltd.	436,200	20,355,472
Sony Group Corp.	115,800	11,341,247
Subaru Corp.	321,200	6,169,401
Takeda Pharmaceutical Co., Ltd.	395,900	11,778,262
(Cost $112,216,945)		120,167,088
Luxembourg 5.2%
ArcelorMittal SA	679,020	16,015,285
Tenaris SA	450,924	6,623,829
(Cost $24,857,960)		22,639,114
Netherlands 2.8%
Stellantis NV (Cost $13,184,419)	727,790	12,251,869
Singapore 8.8%
DBS Group Holdings Ltd.	234,250	6,539,432
Oversea-Chinese Banking Corp., Ltd.	1,887,900	21,053,362
United Overseas Bank Ltd.	380,700	9,158,808
Venture Corp., Ltd.	165,300	1,777,979
(Cost $33,989,773)		38,529,581
Spain 2.8%
Banco Bilbao Vizcaya Argentaria SA	289,827	3,076,443
Banco Santander SA	1,858,857	9,237,986
(Cost $8,401,556)		12,314,429
Sweden 3.4%
Volvo AB “B” (Cost $13,945,915)	566,648	15,081,887
Switzerland 9.5%
Cie Financiere Richemont SA “A” , (Registered)	74,228	11,655,395
Holcim AG	146,408	14,127,917
Novartis AG (Registered)	100,519	12,139,037
Roche Holding AG (Genusschein)	11,383	3,844,873
(Cost $32,253,046)		41,767,222
The accompanying notes are an integral part of the financial statements.

4	|	DWS CROCI® International Fund

	Shares	Value ($)
United Kingdom 14.5%
AstraZeneca PLC	7,182	1,257,810
British American Tobacco PLC	153,417	5,744,961
Centrica PLC	3,996,251	6,777,768
easyJet PLC	248,253	1,550,557
GSK PLC	543,995	11,870,584
HSBC Holdings PLC	1,187,046	10,430,238
Imperial Brands PLC	101,280	2,907,158
ITV PLC	3,523,624	3,687,884
Lloyds Banking Group PLC	21,591,505	16,660,150
NatWest Group PLC	286,016	1,300,570
Standard Chartered PLC	141,518	1,454,850
(Cost $53,955,772)		63,642,530
Total Common Stocks (Cost $379,802,999)		432,966,460
Preferred Stocks 0.4%
Germany
Henkel AG & Co. KGaA (Cost $1,203,058)	16,790	1,537,465
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.22% (b) (c) (Cost $5,890,000)	5,890,000	5,890,000
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.34% (b) (Cost $1,477,627)	1,477,627	1,477,627

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $388,373,684)	100.8	441,871,552
Other Assets and Liabilities, Net	(0.8)	(3,349,742)
Net Assets	100.0	438,521,810
The accompanying notes are an integral part of the financial statements.

DWS CROCI® International Fund	|	5

A summary of the Fund’s transactions with affiliated investments during the year ended August 31, 2024 are as follows:
Value ($) at 8/31/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 8/31/2024	Value ($) at 8/31/2024
Securities Lending Collateral 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.22% (b) (c)
—	5,890,000 (d)	—	—	—	64,401	—	5,890,000	5,890,000
Cash Equivalents 0.3%
DWS Central Cash Management Government Fund, 5.34% (b)
2,030,447	54,351,210	54,904,030	—	—	97,388	—	1,477,627	1,477,627
2,030,447	60,241,210	54,904,030	—	—	161,789	—	7,367,627	7,367,627

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $5,497,916, which is 1.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended August 31, 2024.

ADR: American Depositary Receipt
The accompanying notes are an integral part of the financial statements.

6	|	DWS CROCI® International Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$12,219,766	$—	$12,219,766
Denmark	—	1,182,451	—	1,182,451
Finland	—	7,166,170	—	7,166,170
France	—	40,574,549	—	40,574,549
Germany	—	23,003,862	—	23,003,862
Hong Kong	—	7,696,379	—	7,696,379
Israel	4,318,475	—	—	4,318,475
Italy	—	10,411,088	—	10,411,088
Japan	—	120,167,088	—	120,167,088
Luxembourg	—	22,639,114	—	22,639,114
Netherlands	—	12,251,869	—	12,251,869
Singapore	—	38,529,581	—	38,529,581
Spain	—	12,314,429	—	12,314,429
Sweden	—	15,081,887	—	15,081,887
Switzerland	—	41,767,222	—	41,767,222
United Kingdom	—	63,642,530	—	63,642,530
Preferred Stocks	—	1,537,465	—	1,537,465
Short-Term Investments (a)	7,367,627	—	—	7,367,627
Total	$11,686,102	$430,185,450	$—	$441,871,552

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS CROCI® International Fund	|	7

Statement of Assets and Liabilities
as of August 31, 2024

Assets
Investments in non-affiliated securities, at value (cost $381,006,057) — including $5,497,916 of securities loaned	$434,503,925
Investment in DWS Government & Agency Securities Portfolio (cost $5,890,000)*	5,890,000
Investment in DWS Central Cash Management Government Fund (cost $1,477,627)	1,477,627
Cash	10
Foreign currency, at value (cost $111,900)	113,543
Receivable for Fund shares sold	7,878
Dividends receivable	1,070,942
Affiliated securities lending income receivable	3,278
Foreign taxes recoverable	2,039,859
Other assets	28,228
Total assets	445,135,290
Liabilities
Payable upon return of securities loaned	5,890,000
Payable for Fund shares redeemed	192,263
Accrued management fee	201,065
Accrued Directors' fees	5,666
Other accrued expenses and payables	324,486
Total liabilities	6,613,480
Net assets, at value	$438,521,810
Net Assets Consist of
Distributable earnings (loss)	(405,856,326)
Paid-in capital	844,378,136
Net assets, at value	$438,521,810
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

8	|	DWS CROCI® International Fund

Statement of Assets and Liabilities as of August 31, 2024 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($56,175,291 ÷ 1,087,370 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$51.66
Maximum offering price per share (100 ÷ 94.25 of $51.66)	$54.81
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,701,653 ÷ 33,227 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$51.21
Class R6
Net Asset Value, offering and redemption price per share ($319,717 ÷ 6,198 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)**	$51.59
Class S
Net Asset Value, offering and redemption price per share ($360,493,380 ÷ 6,944,276 shares of capital stock outstanding, $.01 par value, 200,595,597 shares authorized)	$51.91
Institutional Class
Net Asset Value, offering and redemption price per share ($19,831,769 ÷ 383,760 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$51.68
**
Net asset value and redemption price per share may not recalculate due to rounding of net assets and/or shares outstanding.
The accompanying notes are an integral part of the financial statements.

DWS CROCI® International Fund	|	9

Statement of Operations
for the year ended August 31, 2024

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,486,377)	$15,603,802
Income distributions — DWS Central Cash Management Government Fund	97,388
Affiliated securities lending income	64,401
Total income	15,765,591
Expenses:
Management fee	2,409,224
Administration fee	413,619
Services to shareholders	809,039
Distribution and service fees	152,058
Custodian fee	53,671
Professional fees	86,640
Reports to shareholders	72,785
Registration fees	85,668
Directors' fees and expenses	20,659
Other	40,087
Total expenses before expense reductions	4,143,450
Expense reductions	(214)
Total expenses after expense reductions	4,143,236
Net investment income	11,622,355
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	13,648,860
Foreign currency	(132,265)
Payments by affiliates (see Note F)	72,125
13,588,720
Change in net unrealized appreciation (depreciation) on:
Investments	36,177,859
Foreign currency	106,893
36,284,752
Net gain (loss)	49,873,472
Net increase (decrease) in net assets resulting from operations	$61,495,827
The accompanying notes are an integral part of the financial statements.

10	|	DWS CROCI® International Fund

Statements of Changes in Net Assets
	Years Ended August 31,
Increase (Decrease) in Net Assets	2024	2023
Operations:
Net investment income	$11,622,355	$16,427,033
Net realized gain (loss)	13,588,720	(4,128,679)
Change in net unrealized appreciation (depreciation)	36,284,752	64,447,031
Net increase (decrease) in net assets resulting from operations	61,495,827	76,745,385
Distributions to shareholders:
Class A	(1,867,729)	(1,639,026)
Class C	(48,809)	(140,178)
Class R6	(48,103)	(59,498)
Class S	(12,327,719)	(11,149,753)
Institutional Class	(698,400)	(705,692)
Total distributions	(14,990,760)	(13,694,147)
Fund share transactions:
Proceeds from shares sold	9,835,500	12,901,839
Reinvestment of distributions	14,111,471	12,817,833
Payments for shares redeemed	(58,156,425)	(58,411,554)
Net increase (decrease) in net assets from Fund share transactions	(34,209,454)	(32,691,882)
Increase (decrease) in net assets	12,295,613	30,359,356
Net assets at beginning of period	426,226,197	395,866,841
Net assets at end of period	$438,521,810	$426,226,197

The accompanying notes are an integral part of the financial statements.

DWS CROCI® International Fund	|	11

Financial Highlights
DWS CROCI® International Fund — Class A
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$46.34	$39.77	$51.98	$43.46	$41.41
Income (loss) from investment operations:
Net investment income[a]	1.18	1.62	1.49	1.09	.76
Net realized and unrealized gain (loss)	5.71	6.28	(11.90)	8.15	2.76
Total from investment operations	6.89	7.90	(10.41)	9.24	3.52
Less distributions from:
Net investment income	(1.57)	(1.33)	(1.80)	(.72 )	(1.47)
Net asset value, end of period	$51.66	$46.34	$39.77	$51.98	$43.46
Total Return (%)[b]	15.16	20.23 [c]	(20.71)	21.44	8.27 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	56	57	51	69	64
Ratio of expenses before expense reductions (%)	1.22	1.21	1.19	1.19	1.19
Ratio of expenses after expense reductions (%)	1.22	1.21	1.19	1.19	1.19
Ratio of net investment income (%)	2.47	3.71	3.18	2.25	1.78
Portfolio turnover rate (%)	60	68	65	61	68

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

12	|	DWS CROCI® International Fund

DWS CROCI® International Fund — Class C
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$45.92	$39.41	$51.50	$43.06	$41.02
Income (loss) from investment operations:
Net investment income[a]	.75	1.24	1.14	.71	.45
Net realized and unrealized gain (loss)	5.72	6.27	(11.81)	8.10	2.70
Total from investment operations	6.47	7.51	(10.67)	8.81	3.15
Less distributions from:
Net investment income	(1.18)	(1.00)	(1.42)	(.37 )	(1.11)
Net asset value, end of period	$51.21	$45.92	$39.41	$51.50	$43.06
Total Return (%)[b]	14.30 [c]	19.33 [c]	(21.30)	20.58	7.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	3	7	13	16
Ratio of expenses before expense reductions (%)	1.97	1.98	1.92	1.91	1.91
Ratio of expenses after expense reductions (%)	1.96	1.98	1.92	1.91	1.91
Ratio of net investment income (%)	1.58	2.91	2.43	1.48	1.06
Portfolio turnover rate (%)	60	68	65	61	68

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS CROCI® International Fund	|	13

DWS CROCI® International Fund — Class R6
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$46.27	$39.72	$51.92	$43.41	$41.35
Income (loss) from investment operations:
Net investment income[a]	1.38	1.87	1.76	1.26	.94
Net realized and unrealized gain (loss)	5.71	6.20	(11.94)	8.17	2.78
Total from investment operations	7.09	8.07	(10.18)	9.43	3.72
Less distributions from:
Net investment income	(1.77)	(1.52)	(2.02)	(.92 )	(1.66)
Net asset value, end of period	$51.59	$46.27	$39.72	$51.92	$43.41
Total Return (%)	15.67	20.73	(20.38)	21.95	8.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3	1	2	1	2
Ratio of expenses (%)	.79	.79	.77	.77	.77
Ratio of net investment income (%)	2.90	4.29	3.81	2.61	2.19
Portfolio turnover rate (%)	60	68	65	61	68

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

14	|	DWS CROCI® International Fund

DWS CROCI® International Fund — Class S
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$46.56	$39.97	$52.24	$43.68	$41.61
Income (loss) from investment operations:
Net investment income[a]	1.33	1.75	1.63	1.23	.88
Net realized and unrealized gain (loss)	5.73	6.30	(11.95)	8.19	2.79
Total from investment operations	7.06	8.05	(10.32)	9.42	3.67
Less distributions from:
Net investment income	(1.71)	(1.46)	(1.95)	(.86 )	(1.60)
Net asset value, end of period	$51.91	$46.56	$39.97	$52.24	$43.68
Total Return (%)	15.50	20.55	(20.50)	21.80	8.56
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	360	346	315	433	392
Ratio of expenses (%)	.93	.93	.91	.91	.91
Ratio of net investment income (%)	2.77	3.98	3.46	2.53	2.05
Portfolio turnover rate (%)	60	68	65	61	68

[a]	Based on average shares outstanding during the period.
The accompanying notes are an integral part of the financial statements.

DWS CROCI® International Fund	|	15

DWS CROCI® International Fund — Institutional Class
	Years Ended August 31,
	2024	2023	2022	2021	2020
Selected Per Share Data
Net asset value, beginning of period	$46.36	$39.78	$52.01	$43.49	$41.40
Income (loss) from investment operations:
Net investment income[a]	1.33	1.74	1.66	1.30	.93
Net realized and unrealized gain (loss)	5.72	6.31	(11.91)	8.10	2.76
Total from investment operations	7.05	8.05	(10.25)	9.40	3.69
Less distributions from:
Net investment income	(1.73)	(1.47)	(1.98)	(.88 )	(1.60)
Net asset value, end of period	$51.68	$46.36	$39.78	$52.01	$43.49
Total Return (%)	15.55	20.64	(20.48)	21.86	8.66 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	20	22	30	17
Ratio of expenses before expense reductions (%)	.88	.87	.88	.85	.85
Ratio of expenses after expense reductions (%)	.88	.87	.88	.85	.85
Ratio of net investment income (%)	2.79	4.01	3.52	2.64	2.16
Portfolio turnover rate (%)	60	68	65	61	68

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

16	|	DWS CROCI® International Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS CROCI® International Fund (the “Fund” ) is a diversified series of Deutsche DWS International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

DWS CROCI® International Fund	|	17

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the

18	|	DWS CROCI® International Fund

appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the year ended August 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.13% annualized effective rate as of August 31, 2024) on the cash collateral invested in DWS Government &

DWS CROCI® International Fund	|	19

Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of August 31, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At August 31, 2024, the Fund had net tax basis capital loss carryforwards of $467,793,295, including short-term losses ($269,412,848) and long-term losses ($198,380,447), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders

20	|	DWS CROCI® International Fund

annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and income related to restructuring of certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At August 31, 2024, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$9,370,314
Capital loss carryforwards	$(467,793,295)
Net unrealized appreciation (depreciation) on investments	$52,456,534
At August 31, 2024, the aggregate cost of investments for federal income tax purposes was $389,415,018. The net unrealized appreciation for all investments based on tax cost was $52,456,534. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $61,185,543 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $8,729,009.
In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended August 31,
	2024	2023
Distributions from ordinary income*	$14,990,760	$13,694,147

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in

DWS CROCI® International Fund	|	21

the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the year ended August 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $253,628,467 and $290,400,575, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $2.5 billion of the Fund’s average daily net assets	.565%
Next $2.5 billion of such net assets	.545%
Next $5 billion of such net assets	.525%
Next $5 billion of such net assets	.515%
Over $15 billion of such net assets	.465%

22	|	DWS CROCI® International Fund

Accordingly, for the year ended August 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.565% of the Fund’s average daily net assets.
For the period from September 1, 2023 through September 30, 2023, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.24%
Class C	1.99%
Class R6	.99%
Class S	.99%
Institutional Class	.99%
For the period from October 1, 2023 through September 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.23%
Class C	1.98%
Class R6	.98%
Class S	.98%
Institutional Class	.98%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.20%
Class C	1.95%
Class R6	.95%
Class S	.95%
Institutional Class	.95%

DWS CROCI® International Fund	|	23

For the year ended August 31, 2024, fees waived and/or expenses reimbursed for Class C is $214.
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended August 31, 2024, the Administration Fee was $413,619, of which $34,519 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended August 31, 2024, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at August 31, 2024
Class A	$60,492	$10,007
Class C	1,869	312
Class R6	205	30
Class S	311,667	51,794
Institutional Class	941	161
	$375,174	$62,304
In addition, for the year ended August 31, 2024, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$54,220
Class C	2,055
Class S	222,808
Institutional Class	20,040
$299,123
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

24	|	DWS CROCI® International Fund

with various firms at various rates for sales of Class C shares. For the year ended August 31, 2024, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at August 31, 2024
Class C	$14,516	$1,039
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended August 31, 2024, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at August 31, 2024	Annual Rate
Class A	$132,800	$25,352.24%
Class C	4,742	837.24%
	$137,542	$26,189
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended August 31, 2024 aggregated $342.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended August 31, 2024, there was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended August 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $2,215, of which $827 is unpaid.
Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity,

DWS CROCI® International Fund	|	25

diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at August 31, 2024.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	33,351	$1,580,446	107,449	$4,767,480
Class C	2,256	105,966	2,859	125,882
Class R6	2,385	116,996	7,986	350,368
Class S	53,748	2,609,649	70,777	3,189,009
Institutional Class	115,977	5,422,443	103,019	4,469,100
		$9,835,500		$12,901,839
Shares issued to shareholders in reinvestment of distributions
Class A	38,065	$1,808,104	37,607	$1,573,887
Class C	1,028	48,658	3,345	139,467
Class R6	1,017	48,103	1,428	59,498
Class S	241,892	11,521,327	246,598	10,349,556
Institutional Class	14,458	685,279	16,649	695,425
		$14,111,471		$12,817,833

26	|	DWS CROCI® International Fund

	Year Ended August 31, 2024		Year Ended August 31, 2023
	Shares	Dollars	Shares	Dollars
Shares redeemed
Class A	(215,585)	$(10,332,617)	(203,047)	$(8,713,659)
Class T	—	—	(242)*	(8,742)*
Class C	(29,036)	(1,356,915)	(113,662)	(4,969,734)
Class R6	(23,528)	(1,179,606)	(22,263)	(1,014,867)
Class S	(774,789)	(37,300,312)	(765,058)	(33,279,674)
Institutional Class	(169,615)	(7,986,975)	(245,989)	(10,424,878)
		$(58,156,425)		$(58,411,554)
Net increase (decrease)
Class A	(144,169)	$(6,944,067)	(57,991)	$(2,372,292)
Class T	—	—	(242)*	(8,742)*
Class C	(25,752)	(1,202,291)	(107,458)	(4,704,385)
Class R6	(20,126)	(1,014,507)	(12,849)	(605,001)
Class S	(479,149)	(23,169,336)	(447,683)	(19,741,109)
Institutional Class	(39,180)	(1,879,253)	(126,321)	(5,260,353)
		$(34,209,454)		$(32,691,882)

*	For the period from September 1, 2022 to September 30, 2022 (Class T liquidation date).
F.
Payments by Affiliates
During the year ended August 31, 2024, the Advisor agreed to reimburse the Fund $72,125 for losses incurred on trades executed incorrectly. The amount reimbursed was 0.02% of the average net assets.

DWS CROCI® International Fund	|	27

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Deutsche DWS International Fund, Inc. and Shareholders of DWS CROCI International Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS CROCI International Fund (the “Fund” ) (one of the funds constituting Deutsche DWS International Fund, Inc. (the “Corporation” )), including the investment portfolio, as of August 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS International Fund, Inc.) at August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

28	|	DWS CROCI® International Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
October 22, 2024

DWS CROCI® International Fund	|	29

Tax Information (Unaudited)
For federal income tax purposes, the Fund designates approximately $18,796,000, or the maximum amount allowable under tax law, as qualified dividend income.
The Fund paid foreign taxes of $906,598 and earned $10,642,124 of foreign source income during the year ended August 31, 2024. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $0.11 per share as foreign taxes paid and $1.26 per share as income earned from foreign sources for the year ended August 31, 2024.
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

30	|	DWS CROCI® International Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS CROCI® International Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
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During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
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The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant” ).
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The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
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In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

DWS CROCI® International Fund	|	31

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 4th quartile, 4th quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

32	|	DWS CROCI® International Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall

DWS CROCI® International Fund	|	33

profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board noted that DIMA pays a licensing fee to an affiliate related to the Fund’s use of the CROCI® strategy. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

34	|	DWS CROCI® International Fund

DCIF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® International Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	10/28/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	10/28/2024